Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net loss	$ (27,484)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	27,277
Amortization of deferred costs	128
Amortization of debt premium, net	(38)
Interest paid-in-kind	3,732
Deferred income taxes	(6,507)
Share-based compensation expense	599
Changes in operating assets and liabilities:
Accounts receivable	(11,670)
Materials and supplies	(122)
Prepaid expenses and other assets	(11,177)
Accounts payable and accrued expenses	(16,490)
Net cash provided by (used in) operating activities	(41,752)
Cash flow from investing activities:
Capital expenditures	(2,697)
Net cash used in investing activities	(2,697)
Cash flow from financing activities:
Payments for shares issued under share-based compensation plan	(126)
Payments for financing costs	(13,525)
Net cash provided by (used in) financing activities	(13,651)
Increase (decrease) in cash and cash equivalents	(58,100)
Cash, cash equivalents and restricted cash, beginning of period	447,175
Cash, cash equivalents and restricted cash, end of period	389,075	$ 447,175
Predecessor
Cash flow from operating activities:
Net loss		(2,154,877)	$ (525,166)	$ (37,157)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense		248,302	278,949	275,901
Amortization of deferred revenue		(20,212)	(46,829)	(67,053)
Amortization of deferred costs		13,882	11,689	13,945
Amortization of deferred financing costs		1,639	24,889	18,786
Amortization of debt premium, net			940	1,279
Interest paid-in-kind		4,933
Write-off of deferred financing costs			30,846
Deferred income taxes		4,103	7,409	15,494
Share-based compensation expense		2,543	6,819	7,094
Gain on debt extinguishment				(36,233)
Other-than-temporary impairment of available-for-sale securities			6,829
Reorganization items		1,746,764	5,315
Changes in operating assets and liabilities:
Accounts receivable		12,028	53,713	73,428
Materials and supplies		3,532	6,187	2,564
Prepaid expenses and other assets		(32,962)	(20,457)	(29,276)
Accounts payable and accrued expenses		(10,096)	38,214	(24,843)
Deferred revenue		(481)	5,780	35,175
Net cash provided by (used in) operating activities		(180,902)	(114,873)	249,104
Cash flow from investing activities:
Capital expenditures		(18,624)	(36,645)	(52,625)
Deconsolidation of Zonda Debtors		(4,910)
Purchase of available-for-sale securities			(6,000)
Net cash used in investing activities		(23,534)	(42,645)	(52,625)
Cash flow from financing activities:
Payments for shares issued under share-based compensation plan		(4)	(199)	(89)
Proceeds from debtor-in-possession financing		50,000
Payments for debtor-in-possession financing		(50,000)
Proceeds from long-term debt		1,000,000		450,000
Payments on long-term debt		(1,136,478)	(146,473)	(110,832)
Proceeds from equity offerings		500,000
Payments for financing costs		(29,355)	(4,530)	(25,423)
Net cash provided by (used in) financing activities		334,163	(151,202)	313,656
Increase (decrease) in cash and cash equivalents		129,727	(308,720)	510,135
Cash, cash equivalents and restricted cash, beginning of period	$ 447,175	317,448	626,168	116,033
Cash, cash equivalents and restricted cash, end of period		$ 447,175	$ 317,448	$ 626,168